Leases - Supplemental Cash Flow Information Related to Operating Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Cash paid for amounts included in the lease liabilities in the operating cash flows	$ 2.9
Operating lease cost	7.1
Variable lease cost	1.9
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 1.5